FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY (Details)	12 Months Ended
Jun. 30, 2018 AUD ($)
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Reclassification of net foreign exchange gains previously recognised in other comprehensive income, reclassified to profit or loss	$ 527,049
Total gain on liquidation of subsidiary	$ 527,049